Restatement - Summary of Financial Restatements (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended			42 Months Ended	48 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Current portion of acquisition related liabilities	$ 319,632			$ 319,632		$ 345,387	$ 607,747		$ 345,387	$ 319,632
Acquisition related liabilities, net of current portion							2,212,496
Additional paid-in capital	21,993,015			21,993,015		19,434,141	11,005,391	2,000,000	19,434,141	21,993,015
Derivative liabilities
Deficit accumulated during the development stage	(23,433,629)			(23,433,629)		(19,863,067)	(10,609,780)		(19,863,067)	(23,433,629)
Reclassification of derivative liability to equity
Change in fair value of derivative liabilities
Net loss	(963,257)	(2,281,793)	(641,604)	(3,570,562)	(7,427,504)	(9,253,287)	(5,032,592)	(4,935,584)	(19,863,067)	(23,433,629)
Reclassification of derivative liability related to exercise of warrants
Net impairment of intangible assets and extinguishment of acquisition related liabilities						(761,831)	1,720,229		958,358	958,398
Loss before income tax benefit	(963,257)	(2,281,793)		(3,570,562)	(7,427,504)	(9,253,287)	(5,032,592)		(20,823,067)	(24,393,629)
Basic and diluted net loss per common share	$ 0.00	$ (0.01)		$ (0.02)	$ (0.04)	$ (0.05)	$ (0.03)
As Previously Reported [Member]
Current portion of acquisition related liabilities						645,387			645,387
Acquisition related liabilities, net of current portion						1,854,962			1,854,962
Additional paid-in capital						19,394,141			19,394,141
Derivative liabilities							280,000
Deficit accumulated during the development stage						(21,978,029)	(10,569,780)		(21,978,029)
Reclassification of derivative liability to equity					280,000	280,000			280,000
Change in fair value of derivative liabilities							40,000		40,000
Net loss						(11,408,249)	(4,992,592)		(21,978,029)
Reclassification of derivative liability related to exercise of warrants							1,680,000		1,680,000
Net impairment of intangible assets and extinguishment of acquisition related liabilities						1,393,131			3,113,360
Loss before income tax benefit									(22,938,029)
Basic and diluted net loss per common share						$ (0.06)
Adjustments [Member]
Current portion of acquisition related liabilities						(300,000)			(300,000)
Acquisition related liabilities, net of current portion						(1,854,962)			(1,854,962)
Additional paid-in capital						40,000		2,000,000	40,000
Derivative liabilities							(280,000)
Deficit accumulated during the development stage						2,114,962	(40,000)		2,114,962
Reclassification of derivative liability to equity					(280,000)	(280,000)			(280,000)
Change in fair value of derivative liabilities							(40,000)		(40,000)
Net loss						2,154,962	(40,000)		2,114,962
Reclassification of derivative liability related to exercise of warrants							(1,680,000)		(1,680,000)
Net impairment of intangible assets and extinguishment of acquisition related liabilities						(2,154,962)			(2,154,962)
Loss before income tax benefit									$ 2,114,962
Basic and diluted net loss per common share						$ 0.01